Borrowing costs	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
Disclosure of borrowing costs [text block]
Note 26

Borrowing costs

The cost of interest is recognized as an expense in the year in which it is incurred, except for interest that is directly related to the acquisition and construction of tangible property, plant and equipment assets and that complies with the requirements of IAS 23.

The Company capitalizes all interest costs directly related to the construction or to the acquisition of property, plant and equipment, which require a substantial time to be suitable for use.

(a)	Costs of capitalized interest, property, plant and equipment

The cost of capitalized interest is determined by applying the average or weighted average of all financing costs incurred by the Company to the monthly end balances of works-in-progress meeting the requirements of IAS 23.

Financing costs are not activated for periods that exceed the normal term for acquisition, construction or installation of the property; such is the case for delays, interruptions or temporary suspension of the project due to technical, financial or other problems that make it impossible to leave the property in usable conditions.

The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

Costs of capitalized interest	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Capitalization rate of costs for capitalized interest	4%	4%
Amount of interest capitalized in ThUS$	7,841	5,021